4/01 71530
Prospectus Supplement
dated April 9, 2001 to:
-----------------------------------------------------------------------------
Putnam New Opportunities Fund
Prospectuses dated October 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                Since    Experience
-----------------------------------------------------------------------------
Jeffrey R. Lindsey     1998     1994-present     Putnam Management
Managing Director
-----------------------------------------------------------------------------
Daniel L. Miller       1990     1983-present     Putnam Management
Managing Director
-----------------------------------------------------------------------------
Richard B. Weed        2001     2000-present     Putnam Management
Senior Vice President           Prior to 2000    State Street Global Advisers
-----------------------------------------------------------------------------